Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment consisted of the following:

At June 30, 2025	Useful Lives	Opening balance	Additions	Accumulated Depreciation	Net
Computer equipment	3 years	$593,357	$456,865	$475,888	$574,334
Office equipment	3 years	0	3,158	3,158	0
		$593,357	$460,023	$479,046	$574,334

At December 31, 2024	Useful Lives	Opening balance	Additions	Accumulated Depreciation	Net
Computer equipment	3 years	$127,148	$758,936	$292,727	$593,357
Office equipment	3 years	0	2,878	2,878	0
		$127,148	$761,814	$295,606	$593,357